Note 1 - Description of Business, Organization and Liquidity (Details Textual) - USD ($) $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2024	Dec. 31, 2024	Dec. 13, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net Income (Loss) Attributable to Parent	$ (13,500)			$ (6,775)	$ (2,832)	$ (13,483)	$ (1,848)	$ 18,691	$ (27,552)
Net Cash Provided by (Used in) Operating Activities						(5,447)	(11,276)	(13,703)	(14,840)
Retained Earnings (Accumulated Deficit)				(89,784)		(89,784)		$ (76,301)	$ (94,992)
Proceeds from Notes Payable						12,433	$ 0
Forecast [Member] | Private Placement [Member]
Proceeds from Issuance or Sale of Equity		$ 66,000
Proceeds from Issuance of Private Placement		78,400
Forecast [Member] | Private Placement [Member] | PIPE Investors [Member]
Proceeds from Issuance or Sale of Equity		60,000
Forecast [Member] | Merger With Pieris [Member]
Cash Acquired from Acquisition		11,400
Convertible Debt [Member]
Convertible Notes Payable				13,200		13,200
Long-Term Debt, Gross				12,400		12,400
Interest Payable				$ 800		$ 800
Convertible Debt [Member] | Forecast [Member]
Proceeds from Notes Payable		6,000	$ 6,000
Convertible Debt [Member] | Forecast [Member] | Private Placement [Member]
Proceeds from Notes Payable		$ 18,400